Harbor Commodity Real Return Strategy Fund
Harbor Commodity Real Return Strategy Fund Fund Summary
Investment Objective
The Fund seeks maximum real return, consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Commodity Real Return Strategy Fund		Institutional Class	Administrative Class
Management Fees		0.81%	0.81%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.72%	0.72%
Interest Expense from Sale-Buyback Transactions		0.30%	0.30%
Other Operating Expenses	[1]	0.42%	0.42%
Total Annual Fund Operating Expenses	[1]	1.53%	1.78%
Expense Reimbursement	[1],[2]	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1],[2]	1.24%	1.49%
[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.94% and 1.19% for the Institutional Class and Administrative Class, respectively, through February 28, 2018. Only the Fund's Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Commodity Real Return Strategy Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	126	455	807	1,799
Administrative Class	152	532	937	2,071

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 1,069%.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by investing under normal market conditions in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, the Fund employs an enhanced index strategy. The commodity-linked derivative instruments in which the Fund primarily invests are linked to the Bloomberg Commodity Index Total ReturnSM (the "Commodity Index"), which is intended to provide the Fund with exposure to the investment returns of the commodities markets as represented by the Commodity Index without the Fund investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals and agricultural products. Commodity-linked derivative instruments in which the Fund may invest include commodity index-linked notes, swap agreements (including currency swaps, interest rate swaps, total return swaps, credit default swaps and others, in which the Fund may be either the buyer or the seller), commodity options, futures and options on futures. The assets used to collateralize the commodity-linked derivative instruments are invested in an actively managed portfolio of inflation-indexed bonds and other fixed income securities, including derivative fixed income instruments. The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. The Fund also may invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Commodity Index tracks the returns of futures contracts in different physical commodities. The Commodity Index is structured to seek to provide diversified commodity exposure by requiring that no related group of commodities may constitute more than 33% of the index and no single commodity may constitute more than 15% or less than 2% of the index. The value of the Commodity Index, and therefore the value of any derivative instruments linked to that index, may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes or political and regulatory developments.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes and through investments in Harbor Cayman Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and restrictions as the Fund. However, as discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary is advised by Harbor Capital Advisors and subadvised by Pacific Investment Management Company LLC. The Fund may invest up to 25% of its total assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to the Commodity Index. However, the Subadviser also seeks to generate additional incremental return over that of the Commodity Index by seeking to take advantage of temporary market fluctuations in the manner in which the Fund creates exposure to the Commodity Index. The Fund's or the Subsidiary's investments in commodity-linked derivative instruments may include exposure to commodity futures with different roll dates, reset dates or contract months than those specified within the Commodity Index. The Fund or the Subsidiary may also invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of the Commodity Index. The Fund or the Subsidiary also may over-weight or under-weight its exposure to the Commodity Index, or a subset of commodities, such that the Fund may have a greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. These deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to the Commodity Index within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment-grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund also may invest up to 10% of its total assets in preferred stocks. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short selling, which is the sale by the Fund of a borrowed security.

Duration: The average portfolio duration of the fixed income portion of the Fund will vary based on the Subadviser's forecast for interest rates, but under normal market conditions is not expected to exceed ten years. Average duration is the weighted average of all bond durations in the Fund's portfolio, and is an approximate measure of the sensitivity of the market value of the Fund's fixed income holdings to changes in interest rates. If the Fund's duration is longer than the market's duration, the Fund's fixed income assets would be expected to experience a greater change in value when interest rates are rising or falling than would the market as a whole.

Credit Quality: The Fund may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as "high-yield" or "junk" bonds. For all securities other than mortgage-related securities, the Fund may invest in below investment-grade securities only if they are rated B or higher by Moody's, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-related securities, the Fund may invest in securities of any credit quality, including those rated below B.

Principal Risks

Investors considering an investment in the Fund should be prepared to accept significant volatility in the Fund's performance, particularly over shorter time periods. The Fund is not intended to serve as a core holding in an investor's portfolio but instead should represent only a small portion of an investor's overall diversified portfolio. Investors considering an investment in this Fund should be sure they carefully read and understand the investment strategies employed and the heightened risks associated with those strategies.

There is no guarantee that the investment objective of the Fund will be achieved. Commodities and commodity-linked derivative instruments can be significantly more volatile than other securities, such as stocks or bonds. Similarly, the Commodity Index can be significantly more volatile than broad market equity and fixed income indices. The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Commodity Risk: The Fund's investments in commodity-linked derivative instruments may subject the Fund to significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

Fixed Income Security Risk: Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (the "Investment Company Act"), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.

Tax Risk: The ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service or the Treasury Department

Interest Rate Risk: As nominal interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.

A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including U.S. Treasury inflation protected securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Interest rates in the U.S. are near historic lows, which may increase the Fund's exposure to risks associated with rising rates.

Credit Risk: The issuer of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a commodity-linked derivative or other derivative or contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.

Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.

Leveraging Risk: The Fund's use of certain investments, such as derivative instruments, and certain transactions, such as securities purchased on a when-issued, delayed delivery or forward commitment basis, can give rise to leverage within the Fund's portfolio, which could cause the Fund's returns to be more volatile than if leverage had not been used.

Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer's securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Liquidity Risk: A particular investment may be difficult to purchase or sell and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.

Emerging Markets Risk: The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Short Sales Risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund's risk of loss on a short sale is potentially unlimited.

Mortgage Risk: Mortgage derivatives in the Fund's portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

High-Yield Risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Performance

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	15.34%	Q4 2010
Worst Quarter	-16.52%	Q3 2015

Average Annual Total Returns — As of December 31, 2016
Average Annual Total Returns - Harbor Commodity Real Return Strategy Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Institutional Class		14.57%	(9.14%)		(6.89%)	Sep. 02, 2008
Institutional Class | After Taxes on Distributions		13.74%	(10.05%)		(8.40%)
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		7.66%	(6.93%)		(5.11%)
Administrative Class		14.47%	(9.33%)		(7.10%)	Sep. 02, 2008
Bloomberg Commodity Index Total ReturnSM (reflects no deduction for fees, expenses or taxes)	[1]	11.77%	(8.95%)		(8.75%)
[1]	Retirement Since Inception return based on the inception date of the Institutional Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return "After Taxes on Distributions and Sale of Fund Shares" may exceed the return "Before Taxes" and/or "After Taxes on Distributions" due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative Class of shares will vary.